Annual Total Returns[BarChart] - Direxion Daily Gold Miners Index Bull 2X Shares - Direxion Daily Gold Miners Index Bull 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(48.17%)	(43.48%)	(95.01%)	(59.53%)	(78.09%)	57.84%	3.25%	(44.79%)	100.89%	(60.10%)